Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2020
Accounts receivable
Schedule of Accounts receivable

	December 31,	December 31,
	2020	2019
Trade accounts receivable, net	$30,919	$17,339
Other receivables	2,446	996
Transferred to assets held for sale	(4,536)	—
Total trade and other receivables	$28,830	$18,335